SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of estimated useful lives of class of asset

Category	Estimated Useful Life	Estimated Residual Value
Office and electronic equipment	3-5 years	5%
Motor vehicles	4 years	5%
Leasehold improvements	Over the shorter of the expected life of leasehold improvements or the lease term	Nil

Summary key financial information of income by segment

	For the year ended December 31, 2024
	Bitcoin	Automobile and
	Mining Business	Related Business	Total
	RMB	RMB	RMB	US$

Revenues	652,986,472	151,502,075	804,488,547	110,214,479
Less: Operating cost and other relevant expenses
Cost of mining service - hosting expenses	461,126,199	—	461,126,199	63,174,030
Cost of revenue - depreciations	84,232,337	—	84,232,337	11,539,783
Cost of revenue - staff costs	—	57,977,937	57,977,937	7,942,945
Cost of revenue - others	—	26,043,077	26,043,077	3,567,886
Net gain on risk assurance liabilities	—	(27,801,042)	(27,801,042)	(3,808,727)
Provision (net recovery on provision) for credit losses	4,913,912	(274,779,014)	(269,865,102)	(36,971,367)
Sales and marketing expense – staff costs	—	10,367,620	10,367,620	1,420,358
Sales and marketing expense – others	—	2,731,700	2,731,700	374,241
Research and development expense– staff costs	—	5,467,033	5,467,033	748,980
Loss from change in fair value of receivable for bitcoin collateral	25,150,893	—	25,150,893	3,445,658
Interest expense	659,217	—	659,217	90,312
Other expenses	—	2,116,893	2,116,893	290,013
Reportable segment income before income taxes	76,903,914	349,377,871	426,281,785	58,400,367
Reconciliations to income before income tax
General and administrative expense – staff cost	—	—	150,831,964	20,663,894
General and administrative expense – others	—	—	99,332,145	13,608,449
Interest income	—	—	(106,317,885)	(14,565,491)
Net investment income	—	—	(8,788,576)	(1,204,030)
Foreign exchange gain, net	—	—	(1,650,777)	(226,156)
Other income	—	—	(8,261,705)	(1,131,849)
Net income before income taxes	—	—	301,136,619	41,255,550

Summary key financial information of asset by segment

	As of December 31, 2024
	Bitcoin	Automobile and
	Mining Business	Related Business	Total
	RMB	RMB	RMB	US$
Segment assets:
Current assets
Restricted cash - current – others	—	10,813,746	10,813,746	1,481,477
Accounts receivable, net	12,060,219	10,931,732	22,991,951	3,149,884
Finance lease receivables - current, net of allowance	—	20,685,475	20,685,475	2,833,898
Financing receivables, net of allowance	—	5,685,096	5,685,096	778,855
Short-term contract asset, net	—	33,719,944	33,719,944	4,619,613
Prepayments and other current assets, net of allowance	182,512,726	43,839,278	226,352,004	31,010,097
Receivable for bitcoin collateral, net	617,057,765	—	617,057,765	84,536,567
Non-current assets
Restricted cash - non-current	—	287,425,602	287,425,602	39,377,146
Mining machines, net	1,772,319,041	—	1,772,319,041	242,806,713
Property and equipment, net	—	1,683,536	1,683,536	230,643
Intangible assets, net	—	47,425,617	47,425,617	6,497,283
Long-term contract asset, net	—	17,551,040	17,551,040	2,404,483
Finance lease receivables - non-current, net of allowance	—	9,309,227	9,309,227	1,275,359
Other non-current assets, net	325,704,997	4,056,836	329,761,833	45,177,186
Total segment assets	2,909,654,748	493,127,129	3,402,781,877	466,179,204

Reconciliations to total assets
Cash and cash equivalents	—	—	1,289,629,981	176,678,583
Short-term investments	—	—	1,231,171,751	168,669,838
Operating lease right-of-use assets, net	—	—	40,788,977	5,588,067
Property and equipment, net – leasehold improvements	—	—	4,950,973	678,281
Deferred tax assets	—	—	—	—
TOTAL ASSETS	—	—	5,969,323,559	817,793,973

Summary significant expense categories

	For the years ended
	December 31, 2022	December 31, 2023
	RMB	RMB
Cost of revenue	1,830,089,773	1,511,863,115
Vehicles	1,580,778,797	1,294,946,115
Staff costs	105,613,337	87,602,016
Others	143,697,639	129,314,984
Sales and marketing expense	132,779,488	38,921,589
Staff cost	122,264,716	34,505,421
Others	10,514,772	4,416,168
General and administrative expense	299,545,363	156,966,463
Staff cost	219,927,084	84,502,964
Others	79,618,279	72,463,499
Research and development expense	45,958,842	30,114,175
Staff cost	44,245,368	28,976,976
Others	1,713,474	1,137,199

Summary revenue data by geographic area

	For the year ended December 31, 2024
	Bitcoin	Automobile and
	Mining Business	Related Business	Total
	RMB	RMB	RMB	US$

Mainland China	—	151,488,240	151,488,240	20,753,804
British Virgin Islands	652,986,472	—	652,986,472	89,458,780
Others	—	13,835	13,835	1,895
Total	652,986,472	151,502,075	804,488,547	110,214,479

	For the year ended December 31, 2022	For the year ended December 31, 2023
	Total	Total
	RMB	RMB
Mainland China	1,980,453,461	1,701,918,741
Total	1,980,453,461	1,701,918,741

	As of December 31, 2024
	Bitcoin	Automobile and	Reconciled
	Mining Business	Related Business	items	Total
	RMB	RMB	RMB	RMB	US$

Mainland China	—	48,631,338	44,394,100	93,025,438	12,744,433
Asia, other than Mainland China	272,184,391	477,815	1,345,850	274,008,056	37,538,950
North America	677,447,294	—	—	677,447,294	92,809,899
Africa	660,892,830	—	—	660,892,830	90,541,946
Others	161,794,526	—	—	161,794,526	22,165,759
Total	1,772,319,041	49,109,153	45,739,950	1,867,168,144	255,800,987

As of December 31, 2023
Total
RMB
Mainland China	103,767,173
Total	103,767,173